American Funds College 2030 FundSM (Prospectus Summary) | American Funds College 2030 FundSM
American Funds College 2030 FundSM
Investment objective
The fund will seek to achieve the following objectives to varying degrees:
growth, income and preservation of capital, depending on the proximity to its target date. The target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses. The fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to achieve an appropriate balance of total return and stability during different time periods.
Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers"
section on page 51 of the prospectus and on page 65 of the fund's statement of additional information.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees American Funds College 2030 FundSM (USD $)	Class 529-A		Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%		none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	5.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none
Redemption or exchange fees	none		none	none	none	none
Maximum annual account fee	10		10	10	10	10
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses American Funds College 2030 FundSM		Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	0.50%	none
Other expenses		0.33%	0.39%	0.33%	0.30%	0.36%
Acquired (underlying) fund fees and expenses		0.41%	0.41%	0.41%	0.41%	0.41%
Total annual fund operating expenses		1.09%	1.90%	1.84%	1.31%	0.87%
Fee waiver and/or expense reimbursement	[1]	0.12%	0.12%	0.12%	0.12%	0.12%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.97%	1.78%	1.72%	1.19%	0.75%
[1]	The investment adviser is currently waiving its management fee of .10%. In addition, the investment adviser is currently reimbursing a portion of the other expenses for each share class. This waiver and reimbursement will be in effect through at least December 31, 2013. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund's board. The amounts of the reimbursements in the table are estimated.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Funds College 2030 FundSM (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class 529-A	540	785	1,047	1,789
Class 529-B	701	1,024	1,272	2,100
Class 529-C	295	606	1,041	2,247
Class 529-E	141	442	764	1,670
Class 529-F-1	96	305	529	1,166

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption American Funds College 2030 FundSM (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class 529-B	201	624	1,072	2,100
Class 529-C	195	606	1,041	2,247

Portfolio turnover
The fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results.
Principal investment strategies
The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds, balanced funds and bond funds. The fund categories represent differing investment objectives.
For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S.
Growth-and-income funds seek long-term growth-and-income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the percentage of the fund invested in different categories will change until the fund reaches its target date. Upon reaching its target date, the fund will be principally invested in fixed-income funds and may merge into the Enrollment Fund, which will also be principally invested in fixed-income funds.

The fund's investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund's investment objective.

With respect to its fixed-income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities.
The fund may invest in underlying funds with significant exposure to bonds rated
BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating
Organizations designated by the fund's investment adviser, or unrated but determined by the fund's investment adviser to be of equivalent quality.
Securities rated BB+ or below and Ba1 or below are sometimes referred to as
"junk bonds." Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S.
government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

                                            Current investment approach

                                     2030     2027     2024     2021    2018     2015     Enrollment

Growth funds                          20%      15%      10%       0%      0%       0%          0%
Growth-and-income funds               70%      55%      45%      40%     20%       0%          0%
Equity-income and balanced funds       0%      10%      10%      15%     20%      10%          0%
Bond funds                            10%      20%      35%      45%     60%      90%        100%

Years to distribution               15-18    12-15     9-12      6-9     3-6      0-3     target date

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 20% target allocation to growth funds is not expected to be greater than 30% or less than 10%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.
Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk - Investments in the fund are subject to risks related to the investment adviser's allocation choices. The selection of the underlying funds and the allocation of the fund's assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure - The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund's investments consist of underlying funds, the fund's risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions - The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks - Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in growth-oriented stocks - Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks - Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk.

Investing in lower rated bonds - Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund's investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as "junk bonds." The value of the underlying funds may be similarly affected.

Investing in small companies - Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the
United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the
United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets - Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management - The investment adviser to the fund and to the underlying funds actively manages each underlying fund's investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.
Investment results
Because the fund began investment operations on September 14, 2012, information regarding investment results is not available as of the date of this prospectus.

[1]	Based on estimated amounts for a full fiscal year.